Financial Assets and Liabilities - Summary of Consolidated Offsetting of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current Financial Assets [Member] | Trade and Other Receivables [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	₱ 4,471	₱ 2,892
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	2,732	1,459
Net amount presented in the consolidated statements of financial position	1,739	1,433
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Foreign administrations [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	4,071	2,536
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	2,540	1,359
Net amount presented in the consolidated statements of financial position	1,531	1,177
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Domestic carriers [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	400	356
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	192	100
Net amount presented in the consolidated statements of financial position	208	256
Current Financial Liabilities [Member] | Accounts payable [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	54,859	66,972
Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	2,353	5,914
Net amount presented in the consolidated statements of financial position	52,506	61,058
Current Financial Liabilities [Member] | Accounts payable [Member] | Suppliers and contractors [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	50,024	58,613
Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	128	89
Net amount presented in the consolidated statements of financial position	49,896	58,524
Current Financial Liabilities [Member] | Accounts payable [Member] | Carriers and others [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	4,835	8,359
Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	2,225	5,825
Net amount presented in the consolidated statements of financial position	₱ 2,610	₱ 2,534